Tax Matters - Reconciliation of Gross Unrecognized Tax Benefits - Footnotes (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Contingency [Line Items]
Unrecognized tax benefits	$ 5,381	$ 6,259	$ 6,558	$ 5,826
Income Taxes Payable [Member]
Income Tax Contingency [Line Items]
Unrecognized tax benefits	108	11
Current Tax Assets [Member]
Income Tax Contingency [Line Items]
Unrecognized tax benefits	2	1
Noncurrent Deferred Tax Assets And Other Noncurrent Tax Assets [Member]
Income Tax Contingency [Line Items]
Unrecognized tax benefits	51	47
Noncurrent Deferred Tax Liabilities [Member]
Income Tax Contingency [Line Items]
Unrecognized tax benefits	2,800	3,200
Other Taxes Payable [Member]
Income Tax Contingency [Line Items]
Unrecognized tax benefits	$ 2,400	$ 3,000